RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 12, 2021	Mar. 09, 2021	Nov. 23, 2020	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 25, 2022	Mar. 08, 2021
Related Party Transaction [Line Items]
Price of warrant					$ 18
Revenue from related parties							$ 1,600,000	$ 700,000
Accounts receivables due from related parties				$ 75,000			470,000	75,000
Minimum lease payments under the lease					$ 47,426,000		28,310,000
Operating cash flows from operating leases					486,000
Tailwind Two Acquisition Corp [Member]
Related Party Transaction [Line Items]
Repayment of promissory note - related party				0			89,890
Accounts payable and accrued expenses				6,093			2,140,014	6,093
GeoOptics, Inc [Member]
Related Party Transaction [Line Items]
Revenue from related parties					501,000	$ 320,000
Accounts receivables due from related parties					$ 637,000		$ 470,000
Related Party Transaction Percentage Of Remaining Performance Obligations					3.00%		9.00%
Equity method Investment amount				$ 1,700,000			$ 1,700,000	$ 1,700,000
Equity method investment ownership interest				2.30%			2.30%	2.30%
Satellite Solutions Group, LLC [Member]
Related Party Transaction [Line Items]
Professional fees								$ 700
Affiliate Of Daniel Staton [Member]
Related Party Transaction [Line Items]
Related Party PIPE Investment Amount							$ 30,000,000
Lockheed Martin [Member]
Related Party Transaction [Line Items]
Revenue from related parties					$ 10,300,000	$ 3,800,000	20,600,000	5,400,000
Accounts receivables due from related parties				$ 369,000	$ 15,200,000		$ 530,000	$ 369,000
Related Party Transaction Percentage Of Remaining Performance Obligations					86.00%		56.00%
Related Party Portion Of Combination Warrants							$ 3,800,000
Related Party Portion Of Combination Equity							$ 2,900,000
Restricted Stock Units (RSUs) [Member] | Lockheed Martin [Member]
Related Party Transaction [Line Items]
Number of units issued							10,000
Inducement Warrants [Member]
Related Party Transaction [Line Items]
Price of warrant									$ 0.01
Inducement Warrants [Member] | Lockheed Martin [Member]
Related Party Transaction [Line Items]
Number of warrants held							10,571
Fair Value Of Warrants							$ 3,500,000
Pre Combination Warrants [Member]
Related Party Transaction [Line Items]
Price of warrant										$ 0.01
Pre Combination Warrants [Member] | Lockheed Martin [Member]
Related Party Transaction [Line Items]
Number of warrants held							12,398
Fair Value Of Warrants							$ 424
Detachable Warrants [Member] | Lockheed Martin [Member]
Related Party Transaction [Line Items]
Number of warrants held							103,055
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Temporary equity shares outstanding							396,870
Series A Preferred Stock [Member] | Lockheed Martin [Member]
Related Party Transaction [Line Items]
Temporary equity shares outstanding				347,261			347,261	347,261
Temporary Equity Liquidation Preference				$ 7,000,000			$ 7,000,000	$ 7,000,000
Senior Secured Notes Due Two Thousand And Twenty Six [Member] | Lockheed Martin [Member]
Related Party Transaction [Line Items]
Debt Instrument Related Partyy Debt Principal And Accrued Interest							58,100,000
Convertible Notes due 2028 [Member] | Lockheed Martin [Member]
Related Party Transaction [Line Items]
Debt Instrument Related Partyy Debt Principal And Accrued Interest				3,300,000				3,300,000
Unsecured Promissory Note | Tailwind Two Acquisition Corp [Member]
Related Party Transaction [Line Items]
Repayment of promissory note - related party	$ 89,890
Administrative Support Agreement | Tailwind Two Acquisition Corp [Member]
Related Party Transaction [Line Items]
Expenses per month		$ 10,000
Accrued expenses		$ 100,000
Accounts payable and accrued expenses				0				0
Working capital loans warrant | Tailwind Two Acquisition Corp [Member]
Related Party Transaction [Line Items]
Loan conversion agreement warrant							$ 1,500,000
Price of warrant							$ 1.5
Outstanding Balance				$ 0			$ 0	0
Sponsor | Unsecured Promissory Note | Tailwind Two Acquisition Corp [Member]
Related Party Transaction [Line Items]
Amount available for borrowings			$ 300,000
New lease for office space [Member] | Chairman and CEO [Member]
Related Party Transaction [Line Items]
Lease term commence date					Apr. 01, 2021		Apr. 01, 2021
Lease expiration date					Mar. 31, 2026		Mar. 31, 2026
One Time Right To Extend The Lease Term For Additional Period					5 years		5 years
Minimum lease payments under the lease							$ 1,200,000
Operating cash flows from operating leases					$ 57,000
Consulting services [Member] | Chairman and CEO [Member]
Related Party Transaction [Line Items]
Amount available for borrowings					125,000		125,000	$ 417,000
Subscription agreement [Member] | Affiliate Of Daniel Staton [Member]
Related Party Transaction [Line Items]
Due To Affiliate Quarterly Fee Amount					$ 1,875,000		1,875,000
Commercial agreements [Member] | Affiliates Of PIPE Investors [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party							$ 20,000,000